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                                                       -------------------------
                            UNITED STATES                     OMB APPROVAL
                                                       -------------------------
                 SECURITIES AND EXCHANGE COMMISSION    OMB Number:     3235-0456
APPENDIX I              Washington, D.C. 20549         Expires:  August 31, 2001
                                                       Estimated average burden
                             FORM 24F-2                hours per response......1
                                                       -------------------------
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:
                                 THE WILLAMETTE FUNDS
                                 3435 STELZER RD.
                                 COLUMBUS, OHIO 43219

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2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3. Investment Company Act File Number:     811-10275

   Securities Act File Number:             333-53864

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4(a). Last day of the fiscal year for which this notice is filed:

                                 March 31, 2002

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4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [_] Check box if this is the last time the issuer will be filing this
      Form.

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
--------------------------------------------------------------------------------------------------------------------------------

5.  Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the fiscal
               year pursuant to section 24(f):                                                                   $23,183,203
                                                                                                                 -----------

       (ii)   Aggregate price of securities redeemed or repurchased
               during the fiscal year:                                                     $13,694,866
                                                                                           -----------

       (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
               October 11, 1995 that were not previously used to reduce
               registration fees payable to the Commission.                                $         0
                                                                                           -----------

       (iv)   Total available redemption credits [Add items 5(ii) and 5(iii)]:                               -   $13,694,866
                                                                                                                 -----------

       (v)    Net Sales - If item 5(i) is greater than item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]                                                               $ 9,488,337
                                                                                                                 -----------
--------------------------------------------------------------------------------------------------------
       (vi)   Redemption credits available for use in future years - if                    $         0
                                                                                           -----------
              Item 5(i) is less than Item 5 (iv) [subtract Item 5(iv) from
              Item 5(i)]:
--------------------------------------------------------------------------------------------------------

       (vii)  Multiplier for determining registration fee (See Instruction C.9):                                    0.000092
                                                                                                                 -----------


       (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                                       =   $    872.93
                                                                                                                 -----------
              (enter "0" if no fee is due):

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6.  Prepaid shares
       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule
       24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuers fiscal year
       (see Instruction D):
                                                                                                                 $         0
                                                                                                                 -----------

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8.  Total of amount of the registration fee due plus any interest due [Line
    5(viii) plus line 7].


                                                                                                                 $    872.93
                                                                                                                 ===========

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

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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

       ______________



       Method of Delivery:
                                  [X]  Wire Transfer
                                  [_]  Mail or other means



                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



  By (Signature and Title)* /s/ Nadeem Yousaf
                            ----------------------------------------------------

                            Nadeem Yousaf, Assistant Treasurer
                            ----------------------------------------------------

  Date: June 20, 2002

   * Please print the name and title of the signing officer below the signature.

WILLAMETTE FAMILY OF FUNDS
March 31, 2002

                                                                                                                FUNDS
                                                                                                    INCREASE/    THAT    REDEMPTION
       FUND                           PURCHASED($)  REINVEST($)  SALES COMM.($) REDEMPTIONS($)     (DECREASE)  INCREASED   CREDITS
------------------                    ------------  -----------  -------------- --------------  ------------  ----------  --------
Willamette Value Fund                    1,486,728            0          64,178      2,717,645    (1,166,739)          0

Willamette Small Cap Growth
  Fund                                   5,892,863    2,026,574         291,298      5,326,283     2,884,452   2,884,452

Willamette Technology Fund               8,800,761            0         374,415      1,820,833     7,354,343   7,354,343

Willamette Global Health
  Sciences Fund                          3,740,862      314,441         191,083      3,830,105       416,281     416,281

                                      ------------  -----------  -------------- --------------  ------------  ----------  --------
TOTAL                                   19,921,214    2,341,015         920,974     13,694,866     9,488,337  10,655,076         0

                                                     23,183,203

DIVIDED BY 24-F2 FEE         0.000092     0.000092
CHANGE IN ASSETS                      9,488,337.00
                                      ============
FEE                                         872.93


                                           NET     % CONTRIBUTED  PROPORTIONAL
                                        INCREASE    TO INCREASE        FEE
                                      ------------ ------------- --------------
Willamette Value Fund                   (1,166,739)        0.00%           0.00

Willamette Small Cap Growth
  Fund                                   2,884,452        27.07%         236.31

Willamette Technology Fund               7,354,343        69.02%         602.51

Willamette Global Health
  Sciences Fund                            416,281         3.91%          34.10

TOTAL                                 ------------ ------------  --------------
                                         9,488,337       100.00%         872.92

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THE WILLAMETTE FUNDS

Willamette Value Fund

Willamette Small Cap Growth Fund

Willamette Technology Fund

Willamette Global Health Sciences Fund